Fair Value Measurements - Schedule of Changes in Fair Value of Level 3 Warrants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Initial recognition of warrants	$ 8,774
Increase in fair value of warrants	4,927
Balance at December 31, 2021	$ 13,701